Sale and Leaseback of Vessels - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 16, 2016	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Gas Premiership and Gas Cathar [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, term of lease	5 years 3 months 18 days						4 years
Sale leaseback transaction, deferred gain, gross							$ 780,695
Gas Premiership and Gas Cathar [Member] | Charter Hire Expenses [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, current period gain recognized				$ 190,087	$ 195,040	$ 195,574
Astrid and Kazak [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, term of lease		12 months	12 months	12 months
Astrid and Kazak [Member] | Bareboat Charters [Member]
Sale Leaseback Transaction [Line Items]
Minimum lease payments, sale leaseback transactions, next twelve months		$ 1,560,000		$ 1,560,000
Minimum lease payments, sale leaseback transactions, within two years		$ 390,000		390,000
Astrid and Kazak [Member] | Charter Hire Expenses [Member] | Bareboat Charters [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, rent expense				$ 3,434,250	$ 3,719,810	$ 4,249,961